INVESTMENTS IN EQUITY ACCOUNTED INVESTEES (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Disclosure of interests in joint ventures

	Ownership Interest at December 31		Share of Profit from Equity Investments		Investment in Equity Accounted Investees at December 31
			12 Months Ended December 31
($ millions)	2018	2017	2018	2017	2018	2017
Alliance	50%	50%	160	40	2,799	2,776
Aux Sable	42.7% - 50%	42.7% - 50%	102	22	480	449
Ruby Pipeline (1)	50% (1)	50% (1)	118	29	1,648	1,516
Veresen Midstream	45.3%	46.3%	26	22	1,324	1,365
Other	50% - 75%	50% - 75%	5	3	117	123
			411	116	6,368	6,229

(1)
Ownership interest in Ruby is presented as a 50 percent proportionate share with the benefit of a preferred distribution structure. Share of profit from equity accounted investees for Ruby is equal to the preferred interest distribution.

Summarized combined financial information of equity accounted investees (presented at 100 percent) is as follows:

For the years ended December 31
($ millions)	2018	2017
Net Income and Comprehensive Income
Revenue	3,605	870
Cost of sales	(1,566)	(377)
General and administrative expense	(171)	(69)
Depreciation and amortization	(511)	(131)
Finance costs and other	(308)	(80)
Net Income and Comprehensive Income	1,049	213
Net income and Comprehensive Income attributable to Pembina	411	116

As at December 31
($ millions)	2018	2017
Balance Sheet
Current assets	838	763
Non-current assets	11,667	11,420
Current liabilities	908	957
Non-current liabilities	5,262	4,978